Vident U.S. Bond Strategy ETFTM
Schedule of Investments
November 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 61.3%	Par	Value
United States Treasury Inflation Indexed Bonds
0.38%, 07/15/2027	$837,818	$810,768
1.63%, 10/15/2027	1,820,090	1,817,618
0.50%, 01/15/2028	3,981,749	3,826,431
1.75%, 01/15/2028	4,108,759	4,104,418
1.25%, 04/15/2028	3,999,740	3,925,845
3.63%, 04/15/2028	4,551,919	4,816,483
0.75%, 07/15/2028	772,502	747,693
2.38%, 10/15/2028	1,142,645	1,171,953
0.88%, 01/15/2029	2,097,816	2,023,943
2.50%, 01/15/2029	2,173,484	2,235,448
2.13%, 04/15/2029	2,252,830	2,280,323
3.88%, 04/15/2029	2,464,591	2,674,111
0.13%, 01/15/2030	1,072,313	985,246
0.13%, 01/15/2031	938,696	846,278
0.13%, 07/15/2031	117,640	105,424
0.13%, 01/15/2032	1,495,734	1,323,995
0.63%, 07/15/2032	781,337	714,393
1.13%, 01/15/2033	2,138,170	2,013,454
1.38%, 07/15/2033	1,619,545	1,553,154
1.75%, 01/15/2034	2,625,869	2,583,902
1.88%, 07/15/2034	2,411,616	2,401,028
2.13%, 02/15/2040	3,588,599	3,619,230
2.13%, 02/15/2041	2,929,973	2,958,250
0.75%, 02/15/2042	4,667,546	3,759,226
0.63%, 02/15/2043	4,066,201	3,141,669
1.38%, 02/15/2044	3,679,834	3,230,699
0.75%, 02/15/2045	3,079,608	2,364,399
1.00%, 02/15/2046	2,947,501	2,354,186
0.88%, 02/15/2047	2,364,186	1,821,240
1.00%, 02/15/2048	1,348,934	1,059,224
1.00%, 02/15/2049	601,445	468,648
United States Treasury Note/Bond
4.63%, 03/15/2026	3,455,000	3,469,171
0.75%, 03/31/2026	1,290,000	1,231,622
2.25%, 03/31/2026	2,585,000	2,518,153
3.75%, 04/15/2026	2,480,000	2,463,047
0.75%, 04/30/2026	1,875,000	1,785,388
2.38%, 04/30/2026	1,355,000	1,320,384
1.63%, 05/15/2026	1,410,000	1,358,116
3.63%, 05/15/2026	1,230,000	1,219,238
0.75%, 05/31/2026	20,170,000	19,152,833
2.13%, 05/31/2026	19,494,000	18,896,616
4.13%, 06/15/2026	16,490,000	16,460,047
0.88%, 06/30/2026	4,060,000	3,852,877
1.88%, 06/30/2026	2,400,000	2,314,687
4.50%, 07/15/2026	9,290,000	9,327,922
0.63%, 07/31/2026	500,000	471,309
1.88%, 07/31/2026	4,000,000	3,850,781
1.50%, 08/15/2026	5,960,000	5,696,456
4.38%, 08/15/2026	1,615,000	1,619,132
1.25%, 11/30/2026	5,670,000	5,354,606
1.63%, 11/30/2026	16,700,000	15,893,703
2.25%, 05/15/2041	1,680,000	1,255,833
1.75%, 08/15/2041	4,575,000	3,126,101
2.00%, 11/15/2041	3,200,000	2,266,438
3.13%, 11/15/2041	1,015,000	860,292
2.38%, 02/15/2042	2,190,000	1,642,072
3.13%, 02/15/2042	3,625,000	3,058,877
3.00%, 05/15/2042	4,350,000	3,585,352
3.25%, 05/15/2042	3,590,000	3,070,852
2.75%, 08/15/2042	4,785,000	3,781,178
3.38%, 08/15/2042	3,240,000	2,812,978
2.75%, 11/15/2042	4,635,000	3,647,437
4.00%, 11/15/2042	3,295,000	3,117,057
3.13%, 02/15/2043	5,050,000	4,197,813
3.88%, 02/15/2043	2,510,000	2,328,221
2.88%, 05/15/2043	4,410,000	3,516,630
3.88%, 05/15/2043	2,945,000	2,726,483
3.63%, 08/15/2043	4,625,000	4,120,767
4.38%, 08/15/2043	360,000	356,224
3.75%, 11/15/2043	11,910,000	10,780,876
3.63%, 02/15/2044	4,185,000	3,710,755
3.38%, 05/15/2044	4,745,000	4,046,966
3.13%, 08/15/2044	4,635,000	3,791,647
3.00%, 11/15/2044	4,430,000	3,541,923
2.50%, 02/15/2045	3,905,000	2,859,955
3.00%, 05/15/2045	4,295,000	3,424,088
2.88%, 08/15/2045	1,245,000	969,933
3.00%, 11/15/2045	2,015,000	1,600,351
2.50%, 02/15/2046	3,945,000	2,855,040
2.50%, 05/15/2046	3,811,000	2,748,981
2.25%, 08/15/2046	3,670,000	2,513,663
TOTAL U.S. TREASURY SECURITIES (Cost $277,401,596)		278,309,550

CORPORATE BONDS - 24.7%	Par	Value
Communication Services - 0.3%
Fox Corporation, 5.58%, 01/25/2049	1,450,000	1,412,730

Consumer Discretionary - 1.8%
AutoNation, Inc., 3.85%, 03/01/2032	1,500,000	1,365,338
Brunswick Corporation, 2.40%, 08/18/2031	1,630,000	1,363,718
Dick's Sporting Goods, Inc., 4.10%, 01/15/2052	1,795,000	1,351,863
General Motors Company, 6.75%, 04/01/2046	1,225,000	1,337,759
Lear Corporation, 5.25%, 05/15/2049	1,420,000	1,292,251
Tapestry, Inc., 3.05%, 03/15/2032	1,560,000	1,348,101
		8,059,030

Consumer Staples - 0.9%
Altria Group, Inc., 4.45%, 05/06/2050	1,700,000	1,396,066
Kraft Heinz Foods Company
6.88%, 01/26/2039	105,000	119,307
6.50%, 02/09/2040	990,000	1,092,920
Philip Morris International, Inc., 4.88%, 11/15/2043	1,470,000	1,381,034
		3,989,327

Energy - 4.2%
Apache Corporation, 5.10%, 09/01/2040	1,550,000	1,364,121
Continental Resources, Inc., 4.90%, 06/01/2044	1,610,000	1,345,742
Devon Energy Corporation, 7.88%, 09/30/2031	1,175,000	1,352,877
Energy Transfer LP, 8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,200,000	1,277,206
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,430,000	1,377,916
EQT Corporation, 7.00%, 02/01/2030	1,220,000	1,318,356
Halliburton Company, 7.45%, 09/15/2039	375,000	452,866
Helmerich & Payne, Inc., 5.50%, 12/01/2034 (a)	1,400,000	1,358,916
Hess Corporation, 6.00%, 01/15/2040	1,050,000	1,118,988
Marathon Oil Corporation
6.60%, 10/01/2037	1,045,000	1,185,770
5.20%, 06/01/2045	265,000	262,179
Marathon Petroleum Corporation, 6.50%, 03/01/2041	1,045,000	1,126,626
NOV, Inc., 3.95%, 12/01/2042	1,770,000	1,377,886
Occidental Petroleum Corporation, 6.60%, 03/15/2046	300,000	316,306
Ovintiv, Inc., 7.38%, 11/01/2031	1,100,000	1,222,712
Phillips 66 Company, 4.90%, 10/01/2046	1,030,000	930,844
Valero Energy Corporation, 6.63%, 06/15/2037	1,100,000	1,209,330
Western Midstream Operating LP, 5.30%, 03/01/2048	580,000	513,950
		19,112,591

Financials - 11.1%
Allstate Corporation, 6.50% to 05/15/2037 then 3 mo. LIBOR US + 2.12%, 05/15/2057 (b)	1,250,000	1,299,076
Ally Financial, Inc., 6.70%, 02/14/2033	1,290,000	1,331,093
American Assets Trust LP, 3.38%, 02/01/2031	1,520,000	1,344,012
Ares Capital Corporation, 3.20%, 11/15/2031	1,590,000	1,381,000
Athene Holding, Ltd., 3.95%, 05/25/2051	1,810,000	1,385,425
Blackstone Private Credit Fund, 6.25%, 01/25/2031	1,350,000	1,382,722
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,530,000	1,398,420
Blue Owl Technology Finance Corporation II, 6.75%, 04/04/2029 (a)	1,300,000	1,312,337
Brighthouse Financial, Inc., 4.70%, 06/22/2047	1,690,000	1,383,494
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	1,385,000	1,321,099
Capital One Financial Corporation, 2.36% to 07/29/2031 then SOFR + 1.34%, 07/29/2032	1,625,000	1,336,331
Citizens Financial Group, Inc., 2.85%, 07/27/2026	1,360,000	1,318,205
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	1,485,000	1,439,847
COPT Defense Properties LP, 2.75%, 04/15/2031	1,610,000	1,386,247
Discover Financial Services, 6.70%, 11/29/2032	1,200,000	1,307,081
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	1,400,000	1,334,503
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	1,290,000	1,329,021
Fifth Third Bancorp, 8.25%, 03/01/2038	910,000	1,114,034
Globe Life, Inc., 4.55%, 09/15/2028	1,340,000	1,330,608
GLP Capital LP, 5.75%, 06/01/2028	1,305,000	1,327,569
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (a)	1,300,000	1,309,977
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	1,640,000	1,341,362
Legg Mason, Inc., 5.63%, 01/15/2044	1,100,000	1,130,747
Lincoln National Corporation, 7.00%, 06/15/2040	1,170,000	1,323,343
Manufacturers & Traders Trust Company, Series BKNT, 3.40%, 08/17/2027	1,420,000	1,369,947
Markel Group, Inc., 5.00%, 04/05/2046	1,100,000	1,003,988
MetLife, Inc., 10.75%, 08/01/2039	900,000	1,233,980
MGIC Investment Corporation, 5.25%, 08/15/2028	1,290,000	1,278,613
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047 (b)	1,375,000	1,334,998
Regions Bank, 6.45%, 06/26/2037	1,308,000	1,374,416
Sabra Health Care LP, 3.20%, 12/01/2031	1,515,000	1,326,733
Simon Property Group LP, 6.75%, 02/01/2040	950,000	1,082,141
Synchrony Financial, 3.70%, 08/04/2026	1,340,000	1,310,390
Synovus Bank, 5.63%, 02/15/2028	1,350,000	1,359,172
Truist Financial Corporation, 4.92% to 07/28/2032 then SOFR + 2.24%, 07/28/2033	1,365,000	1,318,488
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	1,585,000	1,314,177
VICI Properties LP
5.63%, 05/15/2052	850,000	814,151
6.13%, 04/01/2054	600,000	618,500
Zions Bancorporation NA, 3.25%, 10/29/2029	1,545,000	1,376,703
		49,983,950

Health Care - 0.7%
Cardinal Health, Inc., 4.37%, 06/15/2047	1,000,000	844,103
Centene Corporation, 4.63%, 12/15/2029	1,350,000	1,295,196
HCA, Inc., 5.50%, 06/15/2047	1,100,000	1,054,266
		3,193,565

Industrials - 1.1%
Concentrix Corporation, 6.85%, 08/02/2033	1,300,000	1,335,323
FedEx Corporation, 5.10%, 01/15/2044	1,205,000	1,147,106
Flowserve Corporation, 3.50%, 10/01/2030	1,510,000	1,398,338
Owens Corning, 4.30%, 07/15/2047	1,260,000	1,056,015
		4,936,782

Information Technology - 1.0%
Corning, Inc., 5.45%, 11/15/2079	785,000	753,266
HP, Inc., 6.00%, 09/15/2041	1,095,000	1,149,432
Kyndryl Holdings, Inc., 4.10%, 10/15/2041	1,685,000	1,383,648
Vontier Corporation, 2.95%, 04/01/2031	1,620,000	1,407,053
		4,693,399

Materials - 0.7%
Dow Chemical Company, 9.40%, 05/15/2039	750,000	1,019,727
Freeport-McMoRan, Inc., 5.45%, 03/15/2043	1,280,000	1,240,931
Mosaic Company, 5.63%, 11/15/2043	1,050,000	1,034,667
		3,295,325

Real Estate - 0.3%
EPR Properties, 3.75%, 08/15/2029	1,430,000	1,330,310

Utilities - 2.6%
American Electric Power Company, Inc., 3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,430,000	1,358,169
CMS Energy Corporation, 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,420,000	1,347,427
Duke Energy Corporation, 3.25% to 01/15/2027 then 5 yr. CMT Rate + 2.32%, 01/15/2082	1,400,000	1,301,376
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	1,220,000	1,282,248
Entergy Corporation, 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	1,300,000	1,336,581
NextEra Energy Capital Holdings, Inc.
4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077 (b)	1,140,000	1,104,007
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	330,000	316,113
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,250,000	1,281,849
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,415,000	1,347,463
Southern Company, Series 21-A, 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	1,380,000	1,328,121
		12,003,354
TOTAL CORPORATE BONDS (Cost $110,478,182)		112,010,363

MORTGAGE-BACKED SECURITIES - 9.9%	Par	Value
Federal National Mortgage Association
5.00%, 12/15/2040 (c)	1,150,000	1,128,547
5.50%, 12/15/2040 (c)	4,650,000	4,645,019
6.00%, 12/15/2040 (c)	5,810,000	5,878,902
6.50%, 12/15/2041 (c)	5,110,000	5,231,893
3.00%, 12/15/2042 (c)	310,000	270,254
2.50%, 12/15/2046 (c)	360,000	301,321
2.00%, 12/15/2050 (c)	500,000	400,623
Pool BV7232, 4.00%, 04/01/2052	2,592,612	2,429,750
Pool MA4626, 4.00%, 06/01/2052	3,391,785	3,177,658
Pool MA4644, 4.00%, 05/01/2052	3,288,895	3,083,225
Government National Mortgage Association
3.00%, 12/15/2042 (c)	300,000	265,895
5.00%, 12/15/2048 (c)	620,000	611,089
5.50%, 12/15/2052 (c)	4,170,000	4,174,293
6.00%, 06/20/2053 (c)	8,000,000	8,081,570
6.50%, 07/20/2053 (c)	4,700,000	4,779,463
7.00%, 09/20/2053 (c)	300,000	307,697
TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,112,579)		44,767,199

U.S. GOVERNMENT AGENCY ISSUES - 3.0%	Par	Value
Federal Farm Credit Banks Funding Corporation
4.38%, 06/23/2026	700,000	701,077
4.50%, 08/14/2026	580,000	582,918
Federal Home Loan Banks
4.63%, 11/17/2026	660,000	666,762
1.25%, 12/21/2026	690,000	651,920
4.13%, 01/15/2027	460,000	460,504
4.75%, 04/09/2027	400,000	405,984
3.25%, 06/09/2028	160,000	155,607
4.00%, 06/30/2028	150,000	149,831
5.50%, 07/15/2036	100,000	109,716
Federal Home Loan Mortgage Corporation
6.75%, 03/15/2031	150,000	171,279
0.00%, 11/15/2038 (d)	650,000	337,543
Federal National Mortgage Association
2.13%, 04/24/2026	750,000	729,711
1.88%, 09/24/2026	765,000	734,684
0.75%, 10/08/2027	290,000	264,297
7.13%, 01/15/2030	100,000	113,773
7.25%, 05/15/2030	100,000	115,179
6.63%, 11/15/2030	75,000	84,611
5.63%, 07/15/2037	270,000	300,703
Tennessee Valley Authority
2.88%, 02/01/2027	660,000	642,427
3.88%, 03/15/2028	370,000	366,572
7.13%, 05/01/2030	475,000	539,933
4.38%, 08/01/2034	350,000	347,482
5.88%, 04/01/2036	620,000	696,653
6.15%, 01/15/2038	785,000	901,028
5.25%, 09/15/2039	800,000	843,952
3.50%, 12/15/2042	805,000	686,128
5.38%, 04/01/2056	700,000	758,503
4.63%, 09/15/2060	555,000	524,952
4.25%, 09/15/2065	510,000	448,394
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,545,884)		13,492,123

TOTAL INVESTMENTS - 98.9% (Cost $446,538,241)		448,579,235
Other Assets in Excess of Liabilities – 1.1%		4,680,190
TOTAL NET ASSETS - 100.0%		$453,259,425
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $3,981,230 or 0.9% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	To-be-announced security.
(d)	Zero coupon bonds make no periodic interest payments.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Vident U.S. Bond Strategy ETFTM has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$278,309,550	$–	$278,309,550
Corporate Bonds	–	112,010,363	–	112,010,363
Mortgage-Backed Securities	–	44,767,199	–	44,767,199
U.S. Government Agency Issues	–	13,492,123	–	13,492,123
Total Investments	$–	$448,579,235	$–	$448,579,235

Refer to the Schedule of Investments for further disaggregation of investment categories.